Stock Based Compensation - Stock options activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2020 | shares	18,770,767
Granted | shares	6,472,725
Exercised | shares	(2,806,961)
Exercised upon settlement of related party note | shares	(1,469,366)
Forfeited | shares	(198,035)
Outstanding as of September 30, 2021 | shares	20,769,130
Vested and expected to vest | shares	20,769,130
Options exercisable | shares	10,849,885
Weighted Average Exercise Price
Outstanding as of December 31, 2020 | $ / shares	$ 0.36
Granted | $ / shares	0.42
Exercised | $ / shares	0.33
Exercised upon settlement of related party note | $ / shares	0.24
Forfeited | $ / shares	0.37
Outstanding as of September 30, 2021 | $ / shares	0.39
Vested and expected to vest | $ / shares	0.39
Options exercisable | $ / shares	$ 0.37
Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2020	8 years
Outstanding as of September 30, 2021	8 years
Vested and expected to vest	8 years
Options exercisable	7 years 3 months 29 days
Aggregate Intrinsic Value
Outstanding as of September 30, 2021 | $	$ 84,430
Vested and expected to vest | $	84,430
Options exercisable | $	$ 44,353